Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert M/S

NYSE

03058144

1-13468

JUN 2 3 2003

June 23, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 26 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, STRUCTURED PRODUCTS CORP., 15,000 Corporate-Backed Trust Securities CAST Class A Certificates, with a principal amount of $15,000,000 (the "Certificates") and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 23, 2003. Tentative listing date – Not yet determined.

Sincerely,